Income taxes (Detail) - Reconciliation Of Income Taxes - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income tax expense at statutory rate of 26.0%	$ 25,071	$ (11,583)
Tax effect of: [Abstract]
Difference in tax rates of foreign jurisdictions	(1,183)	(9,143)
Benefit of tax losses not recognized	(23,884)	(5,755)
Non-deductible and other items	(3,177)	(1,864)
[ifrs-full:IncomeTaxExpenseContinuingOperations]	$ (3,173)	$ (28,345)